SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Dec. 31, 2007	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income (loss) from continuing operations attributable to ordinary shares		$ 911	$ (205)	$ 719
Loss from discontinued operations attributable to ordinary shares		0	(14)	(50)
Net income (loss) attributable to ordinary shares		$ 911	$ (219)	$ 669
Weighted average number of shares outstanding used in basic earnings (loss) per share calculation (in shares)		3,896,018	3,671,547	3,467,302
Potential shares issuable upon conversion of convertible note	363,636	363,636	0	363,636
Additional shares underlying unvested stock		20,307	0	53,263
Weighted average number of ordinary shares outstanding used in diluted earnings (loss) per share calculation (in shares)		4,279,961	3,671,547	3,884,201
BASIC NET EARNINGS (LOSS) PER SHARE (US$)
Continuing operations (in dollars per share)		$ 0.23	$ (0.06)	$ 0.20
Discontinued operations (in dollars per share)		$ 0	$ 0.00	$ (0.01)
Net income (loss) (in dollars per share)		$ 0.23	$ (0.06)	$ 0.19
DILUTED NET EARNINGS (LOSS) PER SHARE (US$)
Continuing operations (in dollars per share)		$ 0.21	$ (0.06)	$ 0.18
Discontinued operations (in dollars per share)		$ 0	$ 0.00	$ (0.01)
Net income (loss) (in dollars per share)		$ 0.21	$ (0.06)	$ 0.17